Equity (Details 2) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of range of exercise prices of outstanding share options [line items]
Number of outstanding options	40,644,792	32,888,472	45,532,659	17,963,346
Weighted average of the remaining contractual life	6 years 9 months 11 days	7 years 8 months 19 days	8 years 3 months 11 days
Bottom of range [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price range	$ 0.26	$ 0.26	$ 0.26
Top of range [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price range	$ 1.39	$ 1.39	$ 1.39